Brighthouse Life Insurance Company

11225 North Community House Road

Charlotte, NC 28277

May 4, 2020

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Brighthouse Life Insurance Company and

Brighthouse Separate Account A

File Nos. 333-209055/811-03365

Series S (offered on and after May 2, 2016) and

Series S-L Share Option (offered on and after May 2, 2016))

Rule 497(j) Certification

Members of the Commission:

On behalf of Brighthouse Life Insurance Company (the “Company”) and Brighthouse Separate Account A (the “Account”), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that the form of Prospectus dated May 1, 2020 and Statement of Additional Information (“SAI”) dated May 1, 2020 being used for certain variable annuity contracts offered by the Company through the Account and otherwise required to be filed under paragraph (c) of Rule 497 does not differ from the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 11 for the Account filed electronically with the Commission on April 8, 2019.

If you have any questions, please contact me at (980) 949-5131.

Sincerely,

/s/ Dionne Sutton

Dionne Sutton

Corporate Counsel

Brighthouse Life Insurance Company